INCOME TAXES - Unrecognized tax benefits (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Unrecognized tax benefits
Unrecognized tax benefits that could impact effective tax rate	$ 10.3	$ 10.5
Unrecognized tax benefits related to accrued interest and penalties	$ 0.2	$ 0.3